PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PREPAID EXPENSES AND OTHER RECEIVABLES
Advance to suppliers	$ 78	$ 77
Receivable from the joint venture partner	1,243
Government institutions	379	334
Prepaid expenses and others	778	693
Total prepaid expenses and other receivables	$ 2,478	$ 1,104